NOTE 6 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]

NOTE 6 – SUBSEQUENT EVENTS

On May 14, 2012, Neologic Animation Inc. (formerly Narnia Corp) (“Neologic”) issued 100,000,000 shares of common stock in exchange for all 50,000 shares held by Full East's shareholders.  Neologic cancelled 77,729,000 shares of common stock held by Yongfu Zhu.